Income taxes (Schedule of the Provision for Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current tax expenses	¥ (370,149)		¥ (212,528)	¥ (5,378)
Deferred tax benefit	70,444		65,839	56,358
Income tax benefit/(expenses)	¥ (299,705)	$ (43,668)	¥ (146,689)	¥ 50,980